INVESTMENTS - Impairments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairments
Available-for-sale debt investments impairment charges	¥ 92	¥ 115	¥ 906
Other income/ (expense)
Impairments
Impairment charges of equity securities without readily determinable fair value	30	0	40
Equity method investment impairment charges	¥ 552	¥ 0	¥ 3